Fees Summary	Mar. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,291,896.36
Previously Paid Amount	0
Total Fee Amount	657.1
Total Offset Amount	0
Net Fee	$ 657.1